Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Oct. 01, 2020	Sep. 25, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in trust non current	$ 207,385,917	$ 207,376,213
Transfer from level one to level two assets	0
Transfer from level two to level one assets	0
Class of warrants, exercise price per share				$ 11.50
Fair value, measurement with unobservable inputs reconciliation, liability, transfers out of level 3		13,275,495
Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrants, exercise price per share				$ 1.36
Warrants outstanding	6,147,440	11,000,000		$ 8,200,000
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Class of warrants, exercise price per share			$ 11.50	$ 1.28
Warrants outstanding	10,368,601	11,500,000		$ 12,800,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer from level one to level three assets	0
Transfer from level three to level one assets	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer from level one to level three assets	0
Transfer from level three to level one assets	0
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in trust non current	$ 207,385,917	$ 207,376,213